GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill in the accompanying consolidated balance sheets as of December 31 are summarized as follows:

	2017	2016
Beginning of year	$18,742	$18,601
Effect of acquisitions	—	141
End of year	$18,742	$18,742